Supplemental Share Information - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental Share Information Treasury Stock RollForward
Treasury Stock, Shares, Beginning Balance	308,898,462	280,736,817	256,941,406
Reacquired stock	34,072,584	40,664,061	45,445,610
Issuances pursuant to stock options and benefit plans	(8,268,114)	(12,502,416)	(21,650,199)
Treasury Stock, Shares, Ending Balance	334,702,932	308,898,462	280,736,817